Stock-Based Compensation - Schedule of Recognized Stock-based Compensation Expense related to the Option Grants under the Incentive Plans (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Total stock-based compensation expense	$ 13,269	$ 2,492	$ 14,320	$ 3,601	$ 5,745	$ 4,095	$ 3,826
Cost of subscription revenues
Total stock-based compensation expense					1,517	1,487	1,357
Sales and marketing
Total stock-based compensation expense	3,346	315	3,661	607	1,260	1,078	940
Research and development
Total stock-based compensation expense	3,031	305	3,340	611	1,245	1,056	1,070
General and administrative
Total stock-based compensation expense	$ 4,368	$ 1,501	$ 4,468	$ 1,623	$ 1,723	$ 474	$ 459